Average Annual Total Returns - Goldman Sachs Target Date 2045 Portfolio	Class A Shares 1 Year	Class A Shares Since Inception	Class A Shares Inception Date	Institutional Shares 1 Year	Institutional Shares Since Inception	Institutional Shares Inception Date	Institutional Shares Return After Taxes on Distributions 1 Year	Institutional Shares Return After Taxes on Distributions Since Inception	Institutional Shares Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Institutional Shares Return After Taxes on Distributions and Sale of Fund Shares Since Inception	Service Shares 1 Year	Service Shares Since Inception	Service Shares Inception Date	Investor Shares 1 Year	Investor Shares Since Inception	Investor Shares Inception Date	Class R Shares 1 Year	Class R Shares Since Inception	Class R Shares Inception Date	Class R6 Shares 1 Year	Class R6 Shares Since Inception	Class R6 Shares Inception Date	S&P Target Date To 2045 Index (reflects no deduction for sales charges, account fees, expenses or taxes) 1 Year	S&P Target Date To 2045 Index (reflects no deduction for sales charges, account fees, expenses or taxes) Since Inception
Total	7.12%	8.92%	Aug. 22, 2016	13.68%	10.74%	Aug. 22, 2016	13.25%	8.95%	8.33%	8.02%	13.39%	10.25%	Aug. 22, 2016	13.64%	10.60%	Aug. 22, 2016	13.04%	10.05%	Aug. 22, 2016	13.72%	10.75%	Aug. 22, 2016	12.54%	10.51%